Long-term investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Long-term investments

11. Long-term investments

The Company’s long-term investments consist of cost method investment and equity method investments.

Cost method investment

On September 20, 2018, Blue Hat Fujian formed a joint venture with Fujian Jin Ge Tie Ma Information Technology Co., Ltd., contributing a 20.0% equity interest in Xiamen Blue Wave Technology Co. Ltd. (“Xiamen Blue Wave”), a PRC company. The ownership percentage diluted to 15.0% upon other shareholders contributed additional investment into Xiamen Blue Wave in December 2018. As the Company did not have significant influence over the investee, the investment in Xiamen Blue Wave was accounted for using the cost method. As of December 31, 2021, 2020 and 2019, the carrying value of cost method investment in Xiamen Blue Wave was $1,882,146, $1,839,109 and $1,720,134 respectively.

Equity method investments

On October 16, 2018, Blue Hat Fujian formed a joint venture with Renchao Huyu (Shanghai) Culture Development Co. Ltd., contributing a 49% ownership interest in Renchao Huyu (Shanghai) Culture Propagation Co. Ltd. (“Renchao Huyu”), with the remaining 51% ownership owned by Renchao Huyu (Shanghai) Culture Development Co. Ltd.

As the Company has significant influence over the investee through its representation on the board, the Company accounted for the investment in Renchao Huyu as equity method investment. As of December 31, 2021 and 2020, no investment has been contributed in Renchao Huyu.

No impairment loss was recognized for the long-term investments for the years ended December 31, 2021, 2020 and 2019.